Fair value of Above-Market Acquired Time Charters - Future Amortization (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Twelve month periods ending
June 30, 2016	$ 2,723
Total	$ 2,723	$ 11,908